MHM Final










                 AMENDMENT TO SECURITIES REGISTRATION STATEMENT




















        LOOMIS SAYLES FUNDS II - LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                 AMENDMENT TO SECURITIES REGISTRATION STATEMENT


To:      Director of Kanto Local Finance Bureau

                                                      Filing Date: June 30, 2006

Name of the Registrant Trust:                LOOMIS SAYLES FUNDS II

Name and Official Title of Trustees:         Michael Kardok
                                             Treasurer of the Trust

Address of Principal Office:                 399 Boylston Street
                                             Boston, Massachusetts 02116
                                             U. S. A.

Name and Title of Registration Agent:        Harume Nakano
                                             Attorney-at-Law
                                             Signature [Harume Nakano]
                                             -------------------------
                                                          (Seal)

                                             Ken Miura
                                             Attorney-at-Law
                                             Signature [Ken Miura]
                                             ---------------------
                                                          (Seal)

Address or Place of Business                 Marunouchi Kitaguchi Building
                                             6-5, Marunouchi 1-chome
                                             Chiyoda-ku, Tokyo

Name of Liaison Contact:                     Harume Nakano
                                             Ken Miura
                                             Attorneys-at-Law

Place of Liaison Contact:                    Mori Hamada & Matsumoto
                                             Marunouchi Kitaguchi Building
                                             6-5, Marunouchi 1-chome
                                             Chiyoda-ku, Tokyo

Phone Number:                                03-6212-8316

Name of the Fund Making Public               LOOMIS SAYLES INVESTMENT GRADE
Offering or Sale of Foreign                  BOND FUND
Investment Fund Securities:

Aggregate Amount of                          Shares of a series of a diversified open-end
Foreign Investment Fund Securities           management investment company organized as a
to be Publicly Offered or Sold:              Massachusetts business trust;

                                             Up to US$1.3 billion


Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=(Y)112.26 the mean of the exchange rate quotations by The Bank of Mitsubishi Tokyo UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of May 31, 2006.


        Places where a copy of this Semi-Annual Report is available for
        ---------------------------------------------------------------
                               Public Inspection
                               -----------------


                                 Not applicable.

I.       REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

                  This statement is intended to amend and update the relevant information of the Securities Registration Statement filed March 31, 2006 (the "original SRS") due to the fact that the Semi-annual Report was filed today. It is also intended to amend the original SRS to reflect some subsequent changes.

                  The exchange rate used in this statement is different from the one used in the original SRS, as the latest exchange rate is used in this statement.

         Amended parts are underlined in "(2) Other amendments".

II.      CONTENTS OF AMENDMENT:

(1)      Amendments made due to filing of Semi-Annual Report

The following items in the original SRS are updated and/or added as stated in the Semi-Annual Report.

-------------------------------------------- --------------------------------------- -----------------------------
Original SRS                                 Semi-Annual Report                      Manner of Amendment
-------------------------------------------- --------------------------------------- -----------------------------
PART II  INFORMATION CONCERNING FUNDS
I.  DESCRIPTION OF THE FUND
5   STATUS OF INVESTMENT FUND
                                             1   STATUS OF INVESTMENT FUND
(1) Diversification of Investment            (1) Diversification of Investment       Update
    Portfolio Portfolio
(3) Result of Past Operation                 (2) Result of Past Operation            Addition/Update
-------------------------------------------- --------------------------------------- -----------------------------
II. FINANCIAL HIGHLIGHTS                     II  OUTLINE OF FINANCIAL CONDITIONS     Addition
                                                 OF THE FUND
-------------------------------------------- --------------------------------------- -----------------------------
PART III  DETAILED INFORMATION OF THE FUND   II. OUTLINE OF                          Addition
VI  FINANCIAL CONDITIONS OF THE FUND             FINANCIAL CONDITIONS OF THE FUND
-------------------------------------------- --------------------------------------- -----------------------------
V.  RESULT OF SALE AND REPURCHASE            III. RESULT OF SALE AND REPURCHASE      Addition
-------------------------------------------- --------------------------------------- -----------------------------
PART IV SPECIAL INFORMATION
I  OUTLINE OF THE TRUST
1  OUTLINE OF THE TRUST                      IV. OUTLINE OF THE TRUST
(2) Loomis Sayles and Company, L.P. (the     (1) Amount of Capital                   Update
    Investment Management Company)           2   Loomis Sayles and Company, L.P.
(a) Amount of Capital                            (the Investment Management Company)
-------------------------------------------- --------------------------------------- -----------------------------
2  DESCRIPTION OF BUSINESS AND OUTLINE OF    (2) Description of Business and         Update
   OPERATION                                     Outline of Operation
(2) Investment Management Company            2   Investment Management Company
-------------------------------------------- --------------------------------------- -----------------------------
5   MISCELLANEOUS                            IV  OUTLINE OF THE TRUST                Addition
                                             (3) Miscellaneous
-------------------------------------------- --------------------------------------- -----------------------------

* Contents of the Semi-Annual Report are as follows:

[The contents of the Semi-Annual Report are inserted.]

 (2)  Other amendments

PART II. INFORMATION CONCERNING FUND

I.   DESCRIPTION OF THE FUND
5.   Status of Investment Fund
(3)  Result of Past Operation
(C)  Record of Changed in Earning Ratios

(Before the amendment)

   --------------------------------------- ------------------------ ---------------------------------
                Fiscal Year                          Class                   Earning Ratios
   --------------------------------------- ------------------------ ---------------------------------
              9th Fiscal Year                       Class Y                      5.46%
   --------------------------------------- ------------------------ ---------------------------------
                                                    Class J                      4.74%
                                           ------------------------ ---------------------------------
                                                    Class B                      4.30%
                                           ------------------------ ---------------------------------
                                                    Class C                      4.32%
                                           ------------------------ ---------------------------------
                                                    Class A                      5.18%
   --------------------------------------- ------------------------ ---------------------------------

 (After the amendment)

   --------------------------------------- ------------------------ ---------------------------------
                Fiscal Year                          Class                   Earning Ratios
   --------------------------------------- ------------------------ ---------------------------------
              9th Fiscal Year                       Class Y                      6.92%
   --------------------------------------- ------------------------ ---------------------------------
                                                    Class J                      6.20%
                                           ------------------------ ---------------------------------
                                                    Class B                      5.76%
                                           ------------------------ ---------------------------------
                                                    Class C                      5.78%
                                           ------------------------ ---------------------------------
                                                    Class A                      6.64%
   --------------------------------------- ------------------------ ---------------------------------

PART IV. SPECIAL INFORMATION

II.      OUTLINE OF THE OTHER RELATED COMPANIES

(Before the amendment)

(A) State Street Bank and Trust Company (the Transfer Agent, Shareholder Service Agent, Dividend Paying Agent and Custodian)

         (1) Amount of Capital:

             U.S.$ 20.732 billion (approximately (Y)2,327.4 billion) as at the
             --------------------------------------------------------
             end of January 2006.
                    -------


(After the amendment)
(A) State Street Bank and Trust Company (the Transfer Agent, Shareholder Service Agent, Dividend Paying Agent and Custodian)

         (1) Amount of Capital:
             U.S.$ 6.413 billion (approximately (Y)719.9 billion) as at the end
             ----------------------------------------------------
             of March 2006.
                -----